Equity Transactions - Distributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend distributions
Dividend declared	$ 178,028	$ 121,071	$ 99,207
Non-controlling interests
Dividend distributions
Dividend declared	87,954	$ 65,863	$ 44,043
GasLog Partners LP | Non-controlling interests | Common shares/units
Dividend distributions
Dividend declared	66,964
GasLog Partners LP | Non-controlling interests | Preference shares/units
Dividend distributions
Dividend declared	$ 20,990